                                                            As filed pursuant to
                                                              rule 497 under the
                                                          Securities Act of 1933
                                                              Reg. No. 333-25473
                                                                        811-3859


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
             (PORTION RELATING TO THE POLARIS(II) VARIABLE ANNUITY)


                    SUPPLEMENT TO THE POLARIS(II) PROSPECTUS
                    (FEATURING THE PRINCIPAL REWARDS PROGRAM)
                                DATED MAY 1, 2002

The paragraph and heading titled "Service Fees" on page 26 of the prospectus is replaced in its entirety with the following:

           12b-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SST"), under the distribution plan which is applicable to Class A and B shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SST's Distributor, to pay for various distribution activities on behalf of the SST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and/or Van Kampen Life Investment.




Date: August 12, 2002


                Please keep this Supplement with your Prospectus.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
             (PORTION RELATING TO THE POLARIS(II) VARIABLE ANNUITY)


                    SUPPLEMENT TO THE POLARIS(II) PROSPECTUS
                                DATED MAY 1, 2002

The paragraph and heading titled "Service Fees" on page 06 of the prospectus is replaced in its entirety with the following:

           12b-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SST"), under the distribution plan which is applicable to Class A and B shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SST's Distributor, to pay for various distribution activities on behalf of the SST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and/or Van Kampen Life Investment.






Date: August 12, 2002


                Please keep this Supplement with your Prospectus.


                                   Page 1 of 1